Equity Incentive Plans (Schedule of Warrants Outstanding) (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Aug. 21, 2012
Equity Incentive Plans [Abstract]
Outstanding at December 31, 2011	7,359,018	17,485,495		5,500,000
Issued in Business Combination			17,833,333
Exercised	3,240,005	3,926,377	(347,938)
Outstanding at December 31, 2012		7,359,018	17,485,495	5,500,000
Outstanding at December 31, 2011, Weighted Average Exercise Price		$ 11.50
Business Combination, Weighted Average Exercise Price			$ 11.50
Exercised, Weighted Average Exercise Price	20.98	11.50	(11.50)
Outstanding at December 31, 2012, Weighted Average Exercise Price			$ 11.50